Operating expenses (Details) - USD ($)	6 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Selling and marketing expenses:
Promotion expenses	$ 373,535	$ 478,881
Telecommunications service fees	152,832	210,144
Union pay service charges	93,578	119,921
Employee compensation	88,323	67,151
Employee benefit expenses	11,923	3,715
Selling and Marketing Expense, Total	720,191	879,812
General and administrative expenses:
Employee compensation	1,399,552	1,113,316
Audit fee(1)	352,100	12,119
Consulting fee (1)	161,778	27,706
Insurance fee(1)	95,688	42,192
Attorney fee(1)	76,045
Service fee(1)	53,695	190,888
Employee benefit expenses	45,696	5,062
Rental fee	44,221	37,684
Entertainment	22,701	4,553
Travel and Communication expenses	17,219
Other	24,316	66,254
Total General and administrative expenses	2,293,011	1,499,774
Operating expenses	$ 3,013,202	$ 2,379,586